Label	Element	Value
FidelityFoundersFund-AMCIZPRO | StockMarketVolatilityMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFoundersFund-AMCIZPRO | IssuerSpecificChangesMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Founder-involved companies may have capital structures that give founders control over all or a substantial majority of the company's voting stock and, as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company's assets.
FidelityFoundersFund-AMCIZPRO | ForeignExposureMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFoundersFund-AMCIZPRO | ManagementRiskMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Management Risk. The Adviser's application of the founder-involved strategy may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
FidelityFoundersFund-AMCIZPRO | ValueInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFoundersFund-AMCIZPRO | QuantitativeInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelityFoundersFund-AMCIZPRO | GrowthInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFoundersFund-RetailPRO | StockMarketVolatilityMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFoundersFund-RetailPRO | IssuerSpecificChangesMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Founder-involved companies may have capital structures that give founders control over all or a substantial majority of the company's voting stock and, as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company's assets.
FidelityFoundersFund-RetailPRO | ForeignExposureMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFoundersFund-RetailPRO | ManagementRiskMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Management Risk. The Adviser's application of the founder-involved strategy may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
FidelityFoundersFund-RetailPRO | ValueInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFoundersFund-RetailPRO | QuantitativeInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelityFoundersFund-RetailPRO | GrowthInvestingMember | Fidelity Founders Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSmallCapCoreFund-PRO | StockMarketVolatilityMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSmallCapCoreFund-PRO | IssuerSpecificChangesMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSmallCapCoreFund-PRO | SmallCapInvestingMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySeriesSmallCapCoreFund-PRO | ForeignExposureMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySeriesSmallCapCoreFund-PRO | ValueInvestingMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSmallCapCoreFund-PRO | GrowthInvestingMember | Fidelity Series Small Cap Core Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockK6Fund-PRO | StockMarketVolatilityMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockK6Fund-PRO | IssuerSpecificChangesMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockK6Fund-PRO | SmallCapInvestingMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapStockK6Fund-PRO | ForeignExposureMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockK6Fund-PRO | ValueInvestingMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockK6Fund-PRO | GrowthInvestingMember | Fidelity Small Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSmallCapDiscoveryFund-PRO | StockMarketVolatilityMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSmallCapDiscoveryFund-PRO | IssuerSpecificChangesMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSmallCapDiscoveryFund-PRO | SmallCapInvestingMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySeriesSmallCapDiscoveryFund-PRO | ForeignExposureMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySeriesSmallCapDiscoveryFund-PRO | ValueInvestingMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSmallCapDiscoveryFund-PRO | GrowthInvestingMember | Fidelity Series Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMid-CapStockK6Fund-PRO | StockMarketVolatilityMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMid-CapStockK6Fund-PRO | IssuerSpecificChangesMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityMid-CapStockK6Fund-PRO | ForeignExposureMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMid-CapStockK6Fund-PRO | MidCapInvestingMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMid-CapStockK6Fund-PRO | ValueInvestingMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMid-CapStockK6Fund-PRO | GrowthInvestingMember | Fidelity Mid-Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMid-CapStockFund-KPRO | StockMarketVolatilityMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMid-CapStockFund-KPRO | IssuerSpecificChangesMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-KPRO | ForeignExposureMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMid-CapStockFund-KPRO | MidCapInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-KPRO | ValueInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMid-CapStockFund-KPRO | GrowthInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityLargeCapStockK6Fund-PRO | StockMarketVolatilityMember | Fidelity Large Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityLargeCapStockK6Fund-PRO | IssuerSpecificChangesMember | Fidelity Large Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityLargeCapStockK6Fund-PRO | ForeignExposureMember | Fidelity Large Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityLargeCapStockK6Fund-PRO | ValueInvestingMember | Fidelity Large Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityLargeCapStockK6Fund-PRO | GrowthInvestingMember | Fidelity Large Cap Stock K6 Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | StockMarketVolatilityMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | StockMarketVolatilityMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | StockMarketVolatilityMember | Fidelity Large Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Large Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | SmallCapInvestingMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ForeignExposureMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ForeignExposureMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ForeignExposureMember | Fidelity Large Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | MidCapInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ValueInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ValueInvestingMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | ValueInvestingMember | Fidelity Large Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | GrowthInvestingMember | Fidelity Mid-Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | GrowthInvestingMember | Fidelity Small Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | GrowthInvestingMember | Fidelity Large Cap Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapDiscoveryFund-PRO | StockMarketVolatilityMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapDiscoveryFund-PRO | IssuerSpecificChangesMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapDiscoveryFund-PRO | SmallCapInvestingMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapDiscoveryFund-PRO | ForeignExposureMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapDiscoveryFund-PRO | ValueInvestingMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapDiscoveryFund-PRO | GrowthInvestingMember | Fidelity Small Cap Discovery Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.